Accounts Payable And Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Liabilities [Abstract]
Schedule of accounts payable and accrued expenses
Accounts payable and accrued expenses include the following at December 31, 2017 and December 31, 2016 (in thousands):

	December 31, 2017	December 31, 2016
Trade accounts payable	$85,348	$126,712
Returns and allowances	291,034	332,455
Rebates	168,333	227,706
Chargebacks	14,604	33,092
Accrued interest	130,257	128,254
Accrued payroll and related benefits	113,908	115,224
Accrued royalties and other distribution partner payables	63,114	191,433
Acquisition-related contingent consideration—short-term	70,543	109,373
Other	159,684	189,835
Total	$1,096,825	$1,454,084